MINING INTEREST, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Exploration and evaluation assets [Member] | Potrerillos and El Jicaro [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation asset	$ 765	$ 765
Exploration and evaluation assets [Member] | Eagle Mountain Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation asset	37,683	37,642
Minimum expenditures			$ 2,560
Development Asset [Member] | Moss Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 47	$ 0